Long term debt (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 08, 2017	May 11, 2017	Jun. 13, 2016	Mar. 31, 2018	Jul. 18, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Debt Instrument [Line Items]
Write off of Deferred Debt Issuance Cost							$ 256
Gain (Loss) on Extinguishment of Debt						$ 0	(1,402)	$ 0
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Prepayment of Exit Fees							1,146
Debt Instrument, Payment Terms		Interest is payable on a quarterly basis through the full term of the loan. Interest payments may be split, at the Company’s option, between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans until March 31, 2020. Subsequent to March 31, 2020, interest shall be payable entirely in cash. If certain revenue milestones are met by the Company, the period in which the Company, at its option, may split its interest payments between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans may be extended to March 31, 2022.
Paid-in-Kind Interest						$ 778	0	0
Long-term Debt						44,040
Number of Warrants Issued		700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.00
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 1,200
Other Expense On Modification Of Long Term Debt						$ 1,451	0	$ 0
CRG- managed Funds [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 30,000
Long-term debt			$ 20,000				$ 5,000		$ 5,000
Debt Instrument, Interest Rate, Stated Percentage			14.00%
Warrant Term		5 years
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 50,000			$ 22,000
Debt Instrument, Interest Rate Terms					LIBOR plus 8%
Proceeds from Lines of Credit	$ 10,000	$ 10,000	$ 20,000
Debt Instrument, Maturity Date		Mar. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Debt Instrument, Description		A fourth tranche of up to $10,000 in increments of $5,000 is available to the Company on or prior to March 31, 2018 if the Company is able to reach certain revenue milestones.
Senior Secured Term Loan Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 12,000
Senior Secured Term Loan Facility [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 10,000
Line of Credit Facility, Expiration Period					48 months
Subsequent Event [Member] | Crg [Member]
Debt Instrument [Line Items]
Warrants Exercise Term				5 years
Subsequent Event [Member] | CRG- managed Funds [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.50
Class Of Warrants Issued				800,000